Loans and Advances	6 Months Ended
Sep. 30, 2020
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Loans and Advances
7	LOANS AND ADVANCES
The following tables present loans and advances at September 30, 2020 and March 31, 2020.

	At September 30, 2020
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥92,612,984	¥3,466,884	¥984,677	¥97,064,545

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(248,166)
Less: Allowance for loan losses	(176,869)	(302,363)	(378,716)	(857,948)

Carrying amount				¥95,958,431

	At March 31, 2020
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥92,997,331	¥1,800,090	¥845,329	¥95,642,750

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(264,527)
Less: Allowance for loan losses	(203,286)	(147,382)	(355,737)	(706,405)

Carrying amount				¥94,671,818

Reconciliation of allowance for loan losses is as follows:

	At September 30, 2020
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Allowance for loan losses:
Balance at April 1, 2020	¥203,286	¥147,382	¥355,737	¥706,405
Net transfers between stages	(3,299)	(10,720)	14,019	—
Provision (credit) for loan losses	(23,142)	166,273	81,865	224,996
Charge-offs (1)	—	—	80,694	80,694
Recoveries	—	—	6,365	6,365

Net charge-offs	—	—	74,329	74,329
Others (2)	24	(572)	1,424	876

Balance at September 30, 2020	¥176,869	¥302,363	¥378,716	¥857,948

	At September 30, 2019
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Allowance for loan losses :
Balance at April 1, 2019	¥158,094	¥92,446	¥354,448	¥604,988
Net transfers between stages	(2,995)	(4,355)	7,350	—
Provision (credit) for loan losses	(8,079)	8,570	57,505	57,996
Charge-offs (1)	—	—	71,649	71,649
Recoveries	—	—	6,182	6,182

Net charge-offs	—	—	65,467	65,467
Others (2)	(2,388)	(782)	(2,090)	(5,260)

Balance at September 30, 2019	¥144,632	¥95,879	¥351,746	¥592,257

(1)	Charge-offs consist of the sales of loans and write-offs.
(2)	Others mainly include foreign exchange translations for the six months ended September 30, 2020 and 2019.
The allowance for loan losses is measured under the expected credit losses (“ECL”) model which requires the use of complex models and significant assumptions about future economic conditions and credit behavior. For the six months ended September 30, 2020, the obligor grading, macroeconomic factors and additional ECL adjustment used to determine the final ECL reflected the current and forward-looking impact of the COVID-19 pandemic.
The obligor grades were reviewed based on the most recent information available as appropriate. For the six months ended September 30, 2020, the obligor grades of many corporate borrowers affected by the
COVID-19
pandemic were downgraded to the extent that the credit risk on loans and advances to such borrowers was determined to be significantly increased since initial recognition and the allowance for loan losses for them was measured at an amount equal to the lifetime ECL.
The estimates of the key macroeconomic drivers for measuring the ECL were updated reflecting the recent economic forecasts. Although the Group understands there is significant uncertainty in predicting the severity and duration of the COVID-19 pandemic and its impact on world economies, it was assumed that the negative impact of the COVID-19 pandemic is expected to remain throughout the fiscal year ending March 31, 2021, and thereafter the Japanese and global economy will gradually pick up and recover from the fiscal year ending March 31, 2022. Based on the above forecasts of economic conditions, the growth rates of Japanese and global GDP, the key macroeconomic drivers impacting credit risks and losses, are expected to be around minus
5% and minus 4%, respectively for the fiscal year ending March 31, 2021, and around 3% and 5%, respectively for the fiscal year ending March 31, 2022.
Furthermore, the Group considered whether there is an increased credit risk for some portfolios on which the COVID-19 pandemic would have a material adverse impact but where the impact was not fully incorporated in the ECL model. The Group evaluated the forward-looking impact on credit risks and losses of not only the portfolios significantly affected by declines in market prices such as oil prices, but also certain industry-related portfolios selected based on changes in factors such as the market conditions and bankruptcy trends as a result of the reduction in economic activity by the voluntary restraint of social and business activities. As a consequence, the Group decided to make an additional ECL adjustment.
As a result, for the six months ended September 30, 2020, the allowance for loan losses increased by ¥151,543 million from ¥706,405 million at the beginning of period to ¥857,948 million at the end of the period primarily due to an increase in allowance of lifetime ECL not credit-impaired. The increase was primarily due to downgrade of the obligor grades of many corporate borrowers affected by the COVID-19 pandemic.